Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.96	$ 0.96	$ 0.96
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.96	$ 0.96	$ 0.96